Subsequent Event - Additional Information (Detail)	3 Months Ended
Jun. 30, 2020
Unusual Risks and Uncertainties [Member] | Bottom of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of revenue declining due to COVID19 pandemic	90.00%